Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ (21,300)	¥ 216,777
Amortization of net actuarial loss (gain)	(7,886)	411
Prior service benefits (cost)	(109)	(348)
Amortization of prior service cost (benefits)	152	214
Total recognized in other comprehensive income (loss) before-tax	¥ (29,143)	¥ 217,054